Note 5 - Restricted Equity Securities (Details Textual) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Federal Home Loan Bank Certificates and Obligations (FHLB) [Member]
Restricted Investments	$ 5,089,000	$ 4,680,000